Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Due to related party	$ (2,186,790)	$ (2,283,129)
Lingyi Kong [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Due to related party	(2,186,790)	(1,877,489)
Wenzhou Ailefu Technology Co. Ltd. [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Due to related party		$ (405,640)